Related party disclosures - Summary of Related Party Disclosures for Associates and Joint Ventures (Detail) - Associates [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [Line Items]
Fee revenue	$ 9	$ 3	$ 1
Amounts receivable	$ 10	11	11
Amounts payable		$ 0	$ (4)